Investment Objectives and Goals - iShares Defense Industrials Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	ISHARES DEFENSE INDUSTRIALS AND TECH ACTIVE ETF Ticker: IDEF Stock Exchange: The Nasdaq Stock Market LLC
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Defense Industrials and Tech Active ETF (the “Fund”) (formerly known as iShares Defense Industrials Active ETF) seeks to maximize total return by investing in companies that Fund management believes are well-positioned to benefit from increased global defense and security spending.